SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2022
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY

NOTE 7: SHAREHOLDERS' EQUITY

a.Ordinary shares

The ordinary shares of the Company entitle their holders to receive notice to participate and vote in general meetings of the Company, the right to share in distributions upon liquidation of the Company and to receive dividends, if declared.

b.Stock Options and RSUs plans

In 2003, the Company adopted a share option plan which has been extended or replaced from time to time, including on September 6, 2010, December 2012 and August 2014. To date, the plan that is currently in effect is the Amended and Restated Share Option and RSU Plan as amended August 10, 2014 (the “Plan”). Under the Plan, options and RSUs may be granted to officers, directors, employees and consultants of the Company or its subsidiaries. The options vest primarily over four years, subject to certain exceptions. The options expire between six to ten years from the date of grant. The Plan expires in December 2022. The maximum number of shares which may be issued under Options granted pursuant to the Plan is twenty million (20,000,000). The Company needs to reserve, and the Board of Directors has reserved, sufficient authorized but unissued Shares for purposes of the Plan subject to adjustments as provided in the Plan. Since the last amendment in 2014, the Company has issued approximately 7,650,000 options under the Plan.

The following table summarizes the activities for the Company’s stock options for the six months ended June 30, 2022:

	Six months ended June 30, 2022
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at beginning of year	5,186,446	$3.40	4.01	$534
Granted	155,000	1.80
Exercised	(88,115)	1.29
Forfeited or expired	(673,118)	5.43

Outstanding at end of the period	4,580,213	3.09	3.78	$472

Options exercisable at end of the period	2,156,147	$2.90	2.63	$250

Vested and expected to vest	4,156,424	$3.08	3.66	$418

The weighted average fair value of options granted during the six months ended June 30, 2021 and 2022 was $2.21 and $1.00, respectively.

The intrinsic value of options exercised during the six months ended June 30, 2021 and 2022 was $5,080 and $62, respectively.

The following table summarizes the activities for the Company’s RSUs for the six months ended June 30, 2022:

	Number of RSUs	Aggregate intrinsic value

Unvested at beginning of year	699,679	$1,805
Granted	78,600
Vested	(12,312)
Forfeited	(69,443)

Unvested at end of period	696,524	$1,790

The weighted average fair value at grant date of RSUs granted for the six months ended June 30, 2021 and 2022 was $3.81 and $1.81 respectively.

As of June 30, 2022, the total unrecognized estimated compensation cost related to non-vested stock options and RSUs granted prior to that date was $2,946, which is expected to be recognized over a weighted average period of approximately one year.

The following table sets forth the total share-based compensation expenses included in the interim consolidated statements of operations for the six months ended June 30, 2021 and 2022:

	Six months ended June 30,
	2021	2022
	Unaudited

Cost of revenues	71	257
Research and development	113	20
Sales and Marketing	154	579
General and administrative	299	579

Total share-based compensation expense	$637	$1,435